Document and Entity Information	Aug. 09, 2021
Document And Entity Information [Line Items]
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0001811856
Document Type	8-K
Document Period End Date	Aug. 09, 2021
Entity Registrant Name	VIEW, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39470
Entity Tax Identification Number	84-3235065
Entity Address, Address Line One	195 South Milpitas Blvd
Entity Address, City or Town	Milpitas
Entity Address, Postal Zip Code	95035
City Area Code	(408)
Local Phone Number	263-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	VIEW
Security Exchange Name	NASDAQ
Redeemable Warrants Exercisable For Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, exercisable for Class A common stock at an exercise price of $11.50 per share
Trading Symbol	VIEWW
Security Exchange Name	NASDAQ